Dividends	12 Months Ended
Dec. 31, 2020
Dividends
Dividends

B5    Dividends

	2020			2019			2018
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim ordinary dividend	5.37	¢	140	20.29	¢	528	20.55	¢	530
Second interim ordinary dividend	10.73	¢	280	25.97	¢	675	42.89	¢	1,108
Total	16.10	¢	420	46.26	¢	1,203	63.44	¢	1,638
Dividends paid in reporting year:
Current year first interim ordinary dividend	5.37	¢	140	20.29	¢	526	20.55	¢	530
Second interim ordinary dividend for prior year	25.97	¢	674	42.89	¢	1,108	43.79	¢	1,132
Total	31.34	¢	814	63.18	¢	1,634	64.34	¢	1,662

First and second interim dividends are recorded in the period in which they are paid. In addition to the dividends shown in the table above, on 21 October 2019, following approval by the Group’s shareholders, Prudential plc demerged its UK and Europe operations (M&G plc) via a dividend in specie of $7,379 million.

Dividend per share

The 2020 first interim ordinary dividend of 5.37 cents per ordinary share was paid to eligible shareholders on 28 September 2020.

The second interim ordinary dividend for the year ended 31 December 2020 of 10.73 cents per ordinary share will be paid on 14 May 2021 to shareholders included on the UK and HK registers respectively on 26 March 2021 (Record Date) and to the Holders of US American Depositary Receipts as at 26 March 2021. The second interim ordinary dividend will be paid on or about 21 May 2021 to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) on the Record Date.

Shareholders holding shares on the UK or Hong Kong share registers will continue to receive their dividend payments in either GBP or HKD respectively, unless they elect otherwise. Shareholders holding shares on the UK or Hong Kong registers may elect to receive dividend payments in USD. Elections must be made through the relevant UK or Hong Kong share registrar on or before 23 April 2021. The corresponding amount per share in GBP and HKD is expected to be announced or about 5 May 2021. The USD to GBP and HKD conversion rates will be determined by the actual rates achieved by Prudential buying those currencies prior to the subsequent announcement. Holders of American Depositary Receipts (ADRs) will continue to receive their dividend payments in USD. Shareholders holding an interest in Prudential shares through The Central Depository (Pte) Limited (CDP) in Singapore will continue to receive their dividend payments in SGD at an exchange rate determined by CDP.

Shareholders on the UK register are eligible to participate in a Dividend Reinvestment Plan.